AFA MULTI-MANAGER CREDIT FUND

Schedule of Investments

January 31, 2023

(Unaudited)

	Geographic Region	Acquisition Date	Redemption Frequency	Notice Period (Days)	Cost	Fair Value	Percent of Net Assets
Investments in Investment Funds
Primary Investment Funds
Commercial Asset Based Lending (8.36%)
Callodine Asset Based Loan Fund II, LP(a)(b)	North America	September, 2022	N/A	N/A	$4,663,931	$4,084,584	8.36%
Commercial Real Estate Bridge Lending (18.35%)
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	N/A	90	8,900,000	8,970,905	18.35%
Diversified Asset-Based Lending (19.65%)
OHPC LP(a)(b)	North America	April, 2022	Quarterly	90	9,500,000	9,607,912	19.65%
Financial Asset Based Lending (3.56%)
CoVenture Credit Opportunities Partners Fund LP(a)(b)	North America	July, 2022	Quarterly	90	1,737,323	1,742,470	3.56%
Ginnie Mae Early Buyout (3.72%)
Lynx EBO Fund II(B) SP(a)(b)	North America	October, 2021	N/A	N/A	2,100,000	1,816,450	3.72%
Opportunistic Real Estate Lending (7.37%)
Mavik Real Estate Special Opportunities Fund, LP(a)(b)	North America	July, 2022	N/A	N/A	3,986,473	3,601,663	7.37%
Other Specialty Finance (2.07%)
Pier Special Opportunities Fund LP(a)(b)	North America	December, 2022	Quarterly	60	1,000,000	1,011,270	2.07%
Portfolio Finance (10.29%)
HCM U.S. Feeder, LP(a)(b)	North America	July, 2022	Semi-Annual	90	5,000,000	5,031,139	10.29%
Residential Real Estate Development Lending (14.80%)
1 Sharpe Income ADV LP(a)(b)	North America	July, 2021	Semi-Annual	90	6,700,000	7,234,396	14.80%
Structured Credit (7.41%)
Brigade Structured Credit Fund LP(a)(b)	North America	July, 2021	Quarterly	60	800,400	782,488	1.60%
Serone Multi-Strategy Credit U.S. Feeder LP(a)(b)	North America	September, 2021	Monthly	60	2,925,000	2,841,492	5.81%
Total Primary Investments (Cost $47,313,127) (95.58%)					47,313,127	46,724,769
Total Investments in Investment Funds (Cost $47,313,127) (95.58%)					47,313,127	46,724,769

Short-Term Investments
Money Market Fund (2.07%)
Fidelity Colchester Street Trust - Treasury Portfolio - Class I, 4.20%, 1,013,001 Shares(c)					1,013,001	1,013,001	2.07%
Total Short-Term Investments (Cost $1,013,001) (2.07%)					1,013,001	1,013,001

Total Investments (Cost $48,326,128) (97.65%)						$47,737,770
Assets less other liabilities (2.35%)						1,149,170
Net Assets - 100.00%						$48,886,940

[a]	Investment Funds are restricted as to resale.

[b]	Non-income producing.

[c]	The rate quoted is the annualized seven-day yield of the fund at the period end.